Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2022
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 2
CIK	dei_EntityCentralIndexKey	0001099692
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2022
Effective Date	dei_DocumentEffectiveDate	Sep. 29, 2022
Prospectus Date	rr_ProspectusDate	Sep. 29, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Quant Solutions US Broad Market Index Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQBMX
PGIM Quant Solutions Mid-Cap Core Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQCCX
PGIM Jennison Small-Cap Core Equity Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQJCX
PGIM Core Conservative Bond Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQCNX
PGIM TIPS Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQTSX
PGIM Quant Solutions Commodity Strategies Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQCMX
PGIM Quant Solutions Commodity Strategies Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQCZX